Income Taxes - Summary of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ 3,365	$ (3,365)	$ 0
Deferred Tax Assets and Liabilities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)		(3,490)
Inventory
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	8,388	1,881
Deferred Biological Tax Assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ (8,388)	(7,170)
Intangible Assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)		(7,355)
Non Capital Losses
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)		$ 12,769